DEBT FACILITIES - Non-recourse Debt (Details) $ in Millions, $ in Millions	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt	$ 2,328.3		$ 1,260.9
Term Loan, March 2028
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 39.9		$ 43.5
Line of credit facility, maximum borrowing capacity	$ 12.0
Term Loans Repaid During Fiscal 2019
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 22.3
Term Loan, April 2018
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 0.7
Borrowings, interest rate	13.50%	13.50%
London Interbank Offered Rate (LIBOR) | Term Loan, March 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%
Non-recourse Debt
Disclosure of detailed information about borrowings [line items]
Debt	$ 53.0		86.0
Non-recourse Debt | Term Loan, March 2028
Disclosure of detailed information about borrowings [line items]
Debt	53.0		55.8
Non-recourse Debt | Term Loans Repaid During Fiscal 2019
Disclosure of detailed information about borrowings [line items]
Debt	0.0		28.9
Non-recourse Debt | Term Loan, April 2018
Disclosure of detailed information about borrowings [line items]
Debt	$ 0.0		$ 1.3